Pacer Global Cash Cows Dividend ETF
Schedule of Investments
January 31, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS - 96.3%
Australia - 7.1%
AGL Energy Ltd.	51,434	$686,875
Alumina Ltd.	438,250	639,533
Aurizon Holdings Ltd.	122,098	442,171
BHP Billiton Ltd. - ADR (a)	74,359	3,800,488
Boral Ltd.	96,758	322,553
CIMIC Group Ltd.	20,857	408,936
Coca-Cola Amatil Ltd.	43,625	349,846
Fortescue Metals Group Ltd.	440,359	3,357,491
GPT Group	119,515	480,018
Scentre Group	417,059	1,077,629
South32 Ltd.	282,622	499,452
Tabcorp Holdings Ltd.	136,002	426,975
Woodside Petroleum Ltd.	66,459	1,545,051
		14,037,018
Austria - 0.4%
OMV AG	16,184	807,522
Bermuda - 0.2%
Dairy Farm International Holdings Ltd.	66,715	343,582
Canada - 2.7%
BCE, Inc.	62,031	2,922,901
Suncor Energy, Inc.	77,572	2,372,927
		5,295,828
Cayman Islands - 2.1%
Chow Tai Fook Jewellery Group Ltd.	1,129,820	1,027,030
Sands China Ltd.	520,533	2,546,836
Wynn Macau Ltd.	324,391	683,315
		4,257,181
Finland - 1.3%
Fortum OYJ	61,982	1,502,686
UPM-Kymmene OYJ	31,782	1,005,623
		2,508,309
France - 3.2%
Cie de Saint-Gobain	27,771	1,054,421
Peugeot SA	45,575	940,644
Publicis Groupe SA	17,105	759,383
TOTAL SA - ADR	75,774	3,681,859
		6,436,307
Germany - 5.2%
Bayer AG	50,628	4,101,695
Continental AG	11,855	1,353,437
Deutsche Telekom AG	251,869	4,079,983
Evonik Industries AG	27,906	766,613
		10,301,728
Hong Kong - 2.3%
CK Infrastructure Holdings Ltd.	147,285	1,033,532
Lenovo Group Ltd.	861,326	568,924
NWS Holdings Ltd.	289,768	375,334
Power Assets Holdings Ltd.	139,252	1,009,436
Swire Pacific Ltd. - Class A	91,036	807,023
Tingyi Cayman Islands Holding Corp.	282,409	478,524
Xinyi Glass Holdings Ltd.	280,753	354,258
		4,627,031
Israel - 0.2%
Israel Chemicals Ltd.	81,758	346,147
Italy - 2.5%
Atlantia SpA	49,590	1,219,305
Eni SpA	263,455	3,698,485
		4,917,790
Japan - 10.6%
Canon, Inc.	76,099	2,027,223
JXTG Holdings, Inc.	189,197	818,564
Marubeni Corp.	98,296	721,379
Mitsubishi Chemical Holdings Corp.	93,898	693,262
Mitsubishi Corp.	89,105	2,321,475
Mitsubishi Tanabe Pharma Corp.	60	1,112
Mitsui & Co. Ltd.	96,005	1,737,048
Nippon Telegraph & Telephone Corp.	165,059	4,244,722
NTT DOCOMO, Inc.	148,710	4,264,150
Softbank Corp.	311,626	4,302,455
		21,131,390
Jersey - 0.6%
WPP PLC - ADR (a)	18,574	1,154,560
Luxembourg - 0.3%
Tenaris SA - ADR	29,122	602,534
Netherlands - 0.8%
Koninklijke Ahold Delhaize NV	65,894	1,622,375
Netherlands Antilles - 1.6%
Schlumberger Ltd.	93,313	3,126,919
New Zealand - 0.2%
Spark New Zealand Ltd.	144,855	436,336
Norway - 1.9%
Equinor ASA - ADR (a)	207,089	3,764,878
Portugal - 0.4%
Galp Energia SGPS SA	50,045	757,055
Republic of Korea - 0.5%
POSCO - ADR	20,192	896,727
Singapore - 1.8%
Genting Singapore Ltd.	634,651	399,971
Jardine Cycle & Carriage Ltd.	20,718	443,632
Singapore Telecommunications Ltd.	1,134,780	2,744,228
		3,587,831
South Korea - 0.3%
KT&G Corp. (b)	7,267	579,848
Spain - 2.9%
Endesa SA	65,388	1,796,290
Repsol SA	113,627	1,570,819
Telefonica SA - ADR	352,244	2,370,602
		5,737,711
Sweden - 2.1%
Hennes & Mauritz AB - Class A	121,447	2,670,045
Telia Co. AB	347,370	1,488,435
		4,158,480
Switzerland - 3.8%
Glencore PLC	1,192,064	3,502,413
Kuehne + Nagel International AG	5,876	951,678
LafargeHolcim Ltd.	30,699	1,564,910
Swisscom AG	2,965	1,630,257
		7,649,258
United Kingdom - 15.8%
Anglo American PLC	70,123	1,838,612
BAE Systems PLC	165,970	1,383,796
BP PLC - ADR	108,010	3,902,401
British American Tobacco PLC - ADR (a)	97,011	4,273,335
GlaxoSmithKline PLC - ADR	87,117	4,077,076
Imperial Brands PLC	143,659	3,700,696
Fiat Chrysler Automobiles NV	103,327	1,344,430
Rio Tinto PLC - ADR (a)	69,315	3,703,500
Royal Dutch Shell PLC - ADR - Class A (a)	68,116	3,629,220
Vodafone Group PLC - ADR (a)	176,368	3,458,576
		31,311,642
United States - 24.5%
AbbVie, Inc.	46,083	3,733,645
Altria Group, Inc.	82,095	3,901,975
AT&T, Inc. (a)	104,933	3,947,579
Chevron Corp.	34,394	3,684,973
DuPont de Nemours, Inc.	47,130	2,412,113
Ford Motor Co.	352,747	3,111,229
General Mills, Inc. (a)	30,034	1,568,375
Gilead Sciences, Inc.	62,885	3,974,332
International Business Machines Corp. (a)	30,588	4,396,413
LyondellBasell Industries NV	19,638	1,529,015
Pfizer, Inc.	105,432	3,926,288
Philip Morris International, Inc.	48,151	3,982,088
The Kraft Heinz Co.	95,026	2,774,759
Valero Energy Corp.	20,881	1,760,477
Verizon Communications, Inc.	67,245	3,997,043
		48,700,304
TOTAL COMMON STOCKS (Cost $195,698,969)		189,096,291

REAL ESTATE INVESTMENT TRUSTS - 4.0%
Australia - 0.3%
Vicinity Centres	327,403	556,673
France - 1.0%
Unibail-Rodamco-Westfield	15,100	2,053,146
Hong Kong - 0.1%
Champion REIT	433,433	261,178
United States - 2.6%
Public Storage	8,908	1,993,254
Simon Property Group, Inc.	22,984	3,060,320
		5,053,574
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $8,909,899)		7,924,571

SHORT-TERM INVESTMENTS - 0.2%
Money Market Deposit Accounts - 0.2%
U.S. Bank Money Market Deposit Account, 1.50% (c)	349,407	349,407
TOTAL SHORT-TERM INVESTMENTS (Cost $349,407)		349,407

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 11.6%
Mount Vernon Liquid Assets Portfolio, LLC, 1.77% (c)	23,033,543	23,033,543
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $23,033,543)		23,033,543

Total Investments (Cost $227,991,818) - 111.1%		220,403,812
Liabilities in Excess of Other Assets - (11.1)%		(21,931,987)
TOTAL NET ASSETS - 100.0%		$198,471,825

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	All or portion of this security is on loan as of January 31, 2020. The total value of securites on loan is $22,084,385 or 11.1% of net assets.
(b)	Non-income producing security.
(c)	The rate shown is as of January 31, 2020.

Summary of Fair Value Disclosure at January 31, 2020 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America ("GAAP").  The Funds are investment companies that follow the accounting and reporting guidelines of the Financial Accounting Standards Board  Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market, Nasdaqy Global Select Market, and Nasdaq Capital Market Exchange  (collectively "Nasdaq"). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price ("NOCP") will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of  Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2020:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 189,096,291	$ -	$ -	$ -	$ 189,096,291
Real Estate Investment Trusts	7,924,571	-	-	-	7,924,571
Short-Term Investments	349,407	-	-	-	349,407
Investments Purchased with Proceeds from Securities Lending	-	-	-	23,033,543	23,033,543
Total Investments in Securities	$ 197,370,269	$ -	$ -	$ 23,033,543	$ 220,403,812
^ See Schedule of Investments for country breakouts.
For the period ended January 31, 2020, the Fund did not recognize any transfers to or from Level 3.